SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Financial Information of Reportable Segments

	For the year ended December 31,
	2013	2012	2011
Revenue:
Unified Communications	$1,603,311	$1,566,129	$1,481,336
Communication Services	1,119,809	1,084,319	1,021,188
Intersegment eliminations	(37,265)	(12,424)	(11,199)

Total	$2,685,855	$2,638,024	$2,491,325

Depreciation and Amortization (Included in Operating Income):
Unified Communications	$98,876	$97,940	$95,653
Communication Services	81,408	84,482	76,255

Total	$180,284	$182,422	$171,908

Operating Income:
Unified Communications	$399,821	$403,711	$385,690
Communication Services	80,393	74,464	82,438

Total	$480,214	$478,175	$468,128

Capital Expenditures:
Unified Communications	$66,575	$71,084	$67,713
Communication Services	46,400	47,671	40,302
Corporate	14,730	9,674	12,107

Total	$127,705	$128,429	$120,122

	As of December 31,
	2013	2012	2011
Assets:
Unified Communications	$1,734,585	$1,702,053	$1,676,887
Communication Services	1,317,879	1,364,661	1,322,682
Corporate	433,800	381,439	227,949

Total	$3,486,264	$3,448,153	$3,227,518

Geographic Information by Organizational Region

Geographic information by organizational region, in thousands, is noted below.

	For the year ended December 31,
	2013	2012	2011
Revenue:
Americas—United States	$2,186,555	$2,149,971	$2,018,179
Europe, Middle East & Africa (EMEA)	311,774	296,705	292,397
Asia—Pacific	163,946	168,046	154,238
Americas—Other	23,580	23,302	26,511

Total	$2,685,855	$2,638,024	$2,491,325

	As of December 31,
	2013	2012	2011
Long-Lived Assets:
Americas—United States	$2,432,477	$2,446,090	$2,373,428
Europe, Middle East & Africa (EMEA)	204,282	210,902	206,598
Asia—Pacific	25,209	27,787	21,599
Americas—Other	2,726	2,282	4,107

Total	$2,664,694	$2,687,061	$2,605,732